Services provided by the Group's auditors and network of firms	12 Months Ended
Oct. 31, 2021
Services provided by the Group's auditors and network of firms [Abstract]
Services provided by the Group's auditors and network of firms
5 Services provided by the Group’s auditors and network of firms

During the Year ended October 31, 2021, the Group obtained the following services from the Group’s auditors as detailed below:

	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019
	$m	$m	$m

Audit of Company	8.0	7.2	12.8
ICOFR audit	4.7	2.7	3.0
Audit of subsidiaries	2.8	2.9	3.9
Total audit	15.5	12.8	19.7

Audit-related assurance services	0.5	0.6	0.6
Total assurance services	0.5	0.6	0.6

Tax advisory services	-	-	0.1
Services relating to taxation	-	-	0.1

Total	16.0	13.4	20.4

Of the audit-related assurance services engagements undertaken in the year ended October 31, 2021 only one (2020: one; 2019: one) was considered to be significant. This related to the review procedures over the Group’s interim financial statements, for which a fee of $0.5 million (2020: $0.6 million, 2019 $0.6 million) was paid.